Notes and Convertible Notes Payable - Schedule of Net Amortized Value (Details) - As Previously Reported [Member] - Notes Payable [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and Convertible Notes Payable [Line Items]
Principal Outstanding	$ 498,679	$ 213,119
Unamortized Discount	(109,027)	(27,414)
Amortized Carrying Value	$ 389,652	185,705
04/24/24 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Feb. 28, 2025
Principal Outstanding		36,064
Unamortized Discount		(8,772)
Amortized Carrying Value		27,292
08/01/24 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Jul. 31, 2026
Principal Outstanding	$ 74,549	177,055
Unamortized Discount	(6,620)	(18,642)
Amortized Carrying Value	$ 67,929	158,413
01/16/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Nov. 15, 2025
Principal Outstanding
Unamortized Discount
Amortized Carrying Value
01/24/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Nov. 30, 2025
Principal Outstanding
Unamortized Discount
Amortized Carrying Value
02/14/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Dec. 15, 2025
Principal Outstanding
Unamortized Discount
Amortized Carrying Value
07/29/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	May 30, 2026
Principal Outstanding	$ 176,061
Unamortized Discount	(30,499)
Amortized Carrying Value	$ 145,562
10/03/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Aug. 15, 2026
Principal Outstanding	$ 110,253
Unamortized Discount	(32,812)
Amortized Carrying Value	$ 77,441
11/10/25 [Member]
Notes and Convertible Notes Payable [Line Items]
Maturity Date	Aug. 30, 2026
Principal Outstanding	$ 137,816
Unamortized Discount	(39,096)
Amortized Carrying Value	$ 98,720